Receivables, net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables, net
Receivables, net

	December 31,
($ in millions)	2014	2013
Trade receivables	7,715	8,360
Other receivables	701	802
Allowance	(279)	(317)

	8,137	8,845
Unbilled receivables, net:
Costs and estimated profits in excess of billings	4,087	4,552
Advance payments consumed	(1,146)	(1,251)

	2,941	3,301

Total	11,078	12,146

Reconciliation of changes in allowance for doubtful accounts

($ in millions)	2014	2013	2012
Balance at January 1,	317	271	227
Additions	103	147	155
Deductions	(118)	(92)	(113)
Exchange rate differences	(23)	(9)	2

Balance at December 31,	279	317	271